UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21726

360 Funds

(Exact name of registrant as specified in charter)

4300 Shawnee Mission Parkway, Suite 100, Fairway, KS	66205
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange St.

Wilmington, DE 19801

(Name and address of agent for service)

With Copies To:

John H. Lively

Practus, LLP

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

Registrant’s telephone number, including area code: 877-244-6235

Date of fiscal year end:  02/28/2020

Date of reporting period: 08/31/2019

ITEM 1.	REPORTS TO SHAREHOLDERS

The Semi-Annual report to Shareholders of the Stringer Growth Fund (the “Fund”), a series of the 360 Funds (the “registrant”), for the period ended August 31, 2019 pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1), is filed herewith.

Stringer Growth Fund Class A Shares (Ticker Symbol: SRGAX) Class C Shares (Ticker Symbol: SRGCX) Institutional Class Shares (Ticker Symbol: SRGIX) A series of the 360 Funds

SEMI-ANNUAL REPORT

August 31, 2019

Investment Adviser

Stringer Asset Management, LLC

5050 Poplar Avenue, Suite 1103

Memphis, TN  38157

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Stringer Funds’ shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports from a Stringer Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive all future reports in paper free of charge. You can inform a Stringer Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an e-mail request. Your election to receive reports in paper will apply to all funds held with the Stringer Funds complex/your financial intermediary.

Stringer Funds	SEMI-ANNUAL REPORT

INVESTMENT HIGHLIGHTS

August 31, 2019 (Unaudited)

Stringer Growth Fund

The investment objective of the Stringer Growth Fund (the “Fund”) is long-term growth of capital.  To meet its investment objective, the Fund will invest primarily in unaffiliated exchange-traded funds (“ETFs”). The underlying ETFs will invest in various securities including, but not limited to, domestic equity securities (including large-, mid-and small-cap stocks), stocks offered in international markets, including emerging markets, domestic fixed income securities, foreign debt securities, and cash or cash equivalents. The Fund may also invest in alternative sector ETFs, such as commodity and real estate ETFs, as well as exchange-traded notes (“ETNs”). ETNs are unsecured debt obligations of investment banks which are traded on exchanges and the returns of which are linked to the performance of market indices. The Fund will generally invest in ETNs which are linked to commodities indices; however, investing in ETNs is not equivalent to investing directly in index components or the relevant index itself. The Fund may also invest directly in domestic equity securities (including large-, small-and mid-cap stocks), stocks offered in international markets, including emerging markets, and unaffiliated open-end investment companies.

The Fund is designed to meet investor needs for a diversified portfolio solution with a defined risk objective of long-term growth through a fully managed investment policy utilizing primarily ETFs as well as United States and foreign equity securities, debt and money market securities, the combination of which will be varied from time to time both with respect to types of securities and markets in response to changing market and economic trends. The portfolio is built around a strategic allocation which allocates the portfolio’s investments to large cap stocks, small-and mid-cap stocks, international securities (including emerging markets), and other investments, primarily through investments in ETFs.

The percentages in the above graph are based on the portfolio holdings of the Fund as of August 31, 2019 and are subject to change.

STRINGER FUNDS	SEMI-ANNUAL REPORT
Stringer Growth Fund

SCHEDULE OF INVESTMENTS

August 31, 2019 (Unaudited)

	Shares	Value

EXCHANGE-TRADED FUNDS - 99.47%

ASSET ALLOCATION FUNDS - 9.16%
SPDR Bloomberg Barclays Convertible Securities ETF	22,793	1,200,963
iShares Core Conservative Allocation ETF	43,000	1,531,230
		2,732,193
DEBT FUNDS - 5.09%
iShares Floating Rate Bond ETF	29,838	1,519,948

EQUITY FUNDS - 85.22%
Goldman Sachs ActiveBeta International Equity ETF	42,855	1,188,369
iShares Edge MSCI International Momentum Factor ETF	54,000	1,579,500
iShares Edge MSCI Min Vol Global ETF	31,941	2,989,997
iShares Edge MSCI Min Vol USA ETF	49,278	3,141,719
iShares Edge MSCI USA Momentum Factor ETF	30,492	3,691,057
iShares U.S. Medical Devices ETF	6,362	1,585,792
Vanguard Value ETF	27,583	2,993,307
WisdomTree International Equity Fund	30,021	1,451,215
FlexShares STOXX Global Broad Infrastructure Index Fund	31,210	1,594,207
Invesco S&P 500 ex-Rate Sensitive Low Volatility ETF	63,035	2,444,239
Invesco Russell 1000 Dynamic Multifactor ETF	47,742	1,422,234
SPDR Portfolio S&P 500 Growth ETF	34,785	1,353,137
		25,434,773

TOTAL EXCHANGE-TRADED FUNDS (Cost $27,017,001)		29,686,914

SHORT TERM INVESTMENTS - 0.62%
Federated Government Obligations Fund - Institutional Shares, 1.99% (a) (Cost $184,720)	184,720	184,720

TOTAL INVESTMENTS (Cost $27,201,721) - 100.08%		$29,871,634
LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.08)%		(25,324)
NET ASSETS - 100%		$29,846,310

Percentages are stated as a percent of net assets.

(a) Rate shown represents the 7-day yield at August 31, 2019, is subject to change and resets daily.

The accompanying notes are an integral part of these financial statements.

STRINGER FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

August 31, 2019 (Unaudited)	SEMI-ANNUAL REPORT

Stringer Growth Fund
Assets:
Investments, at cost	$27,201,721
Investments, at value	$29,871,634
Due from Adviser	12,578
Receivables:
Interest	634
Fund shares sold	75
Prepaid expenses	17,697
Total assets	29,902,618

Liabilities:
Payables:
Fund shares redeemed	38,946
Accrued distribution (12b-1) fees	8,498
Due to administrator	2,734
Accrued expenses	6,130
Total liabilities	56,308
Net Assets	$29,846,310

Sources of Net Assets:
Paid-in beneficial interest	$27,330,832
Total distributable earnings	2,515,478
Total Net Assets (Unlimited $0 par value shares of beneficial interest authorized)	$29,846,310

Class A Shares:
Net assets	$3,948,046
Shares Outstanding (Unlimited $0 par value shares of beneficial interest authorized)	337,445
Net Asset Value Per Share	$11.70

Maximum Offering Price Per Share (a)	$12.38

Minimum Redemption Price Per Share (b)	$11.58

Class C Shares:
Net assets	$9,678,996
Shares Outstanding (Unlimited $0 par value shares of beneficial interest authorized)	836,153
Net Asset Value and Offering Price Per Share	$11.58

Minimum Redemption Price Per Share (c)	$11.46

Institutional Class Shares:
Net assets	$16,219,268
Shares Outstanding (Unlimited $0 par value shares of beneficial interest authorized)	1,383,647
Net Asset Value, Offering and Redemption Price Per Share	$11.72

(a)	A maximum sales charge of 5.50% is imposed on Class A shares.
(b)	Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) on shares redeemed within one year from the date of purchase.
(c)	A contingent deferred sales charge (“CDSC”) of 1.00% is imposed in the event of certain Class C redemption transactions made within one year from the date of purchase.

The accompanying notes are an integral part of these financial statements.

STRINGER FUNDS

STATEMENT OF OPERATIONS

SEMI-ANNUAL REPORT

Stringer Growth Fund

For the Six Month Period Ended August 31, 2019
(Unaudited)
Investment income:
Dividends	$303,611
Interest	8,899
Total investment income	312,510

Expenses:
Management fees (Note 5)	146,463
Distribution (12b-1) fees - Class A (Note 5)	5,362
Distribution (12b-1) fees - Class C (Note 5)	50,889
Accounting and transfer agent fees and expenses (Note 5)	38,398
Trustee fees and expenses	14,273
Miscellaneous	11,266
Legal fees	9,375
Audit fees	6,050
Custodian fees	4,488
Registration and filing fees	3,539
Insurance	1,050
Pricing fees	1,008
Reports to shareholders	252
Total expenses	292,413

Less: fees waived and expenses absorbed (Note 5)	(74,282)
Net expenses	218,131

Net investment income	94,379

Realized and unrealized gain:
Net realized gain on:
Investments (a)	194,620
Net realized gain on investments	194,620

Net change in unrealized appreciation on:
Investments	844,804
Net change in unrealized appreciation	844,804

Net gain on investments	1,039,424

Net increase in net assets resulting from operations	$1,133,803

(a) Includes capital gains distributions from underlying investments of $0.

The accompanying notes are an integral part of these financial statements.

STRINGER FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

SEMI-ANNUAL REPORT

	Stringer
	Growth Fund

	For the Six Month Period Ended August 31, 2019	For the Year Ended February 28, 2019
	(Unaudited)
Increase (decrease) in net assets from:
Operations:
Net investment income	$94,379	$263,636
Net realized gain on investments	194,620	395,582
Net change in unrealized appreciation (depreciation) on investments	844,804	(1,884,979)
Net increase (decrease) in net assets resulting from operations	1,133,803	(1,225,761)

Distributions to shareholders from:
Total distributable earnings - Class A	—	(422,950)
Total distributable earnings - Class C	—	(917,729)
Total distributable earnings - Institutional Class	—	(1,533,662)
Total distributions	—	(2,874,341)

Beneficial interest transactions (Note 3):
Decrease in net assets from beneficial interest transactions	(2,221,607)	(6,359,791)

Decrease in net assets	(1,087,804)	(10,459,893)

Net Assets:
Beginning of year/period	30,934,114	41,394,007

End of year/period	$29,846,310	$30,934,114

The accompanying notes are an integral part of these financial statements.

STRINGER FUNDS
FINANCIAL HIGHLIGHTS
SEMI-ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding, total return ratios to average net assets and other supplemental data for the years/period indicated.

	Stringer
	Growth Fund

	Class A
	For the Six Month Period Ended August 31, 2019		For the Year Ended February 28, 2019	For the Year Ended February 28, 2018	For the Year Ended February 28, 2017	For the Year Ended February 29, 2016	For the Year Ended February 28, 2015
	(Unaudited)

Net Asset Value, Beginning of Year/Period	$11.28		$12.65	$12.01	$10.45	$12.03	$11.42

Investment Operations:
Net investment income	0.04		0.12	0.11	0.11	0.07	0.08
Net realized and unrealized gain (loss) on investments	0.38		(0.47)	1.46	1.56	(1.27)	0.65
Total from investment operations	0.42		(0.35)	1.57	1.67	(1.20)	0.73

Distributions:
From net investment income	—		(0.09)	(0.11)	(0.11)	(0.07)	(0.08)
From net realized capital gains	—		(0.93)	(0.82)	—	(0.31)	(0.04)
Total distributions	—		(1.02)	(0.93)	(0.11)	(0.38)	(0.12)

Net Asset Value, End of Year/Period	$11.70		$11.28	$12.65	$12.01	$10.45	$12.03

Total Return (a)	3.72	%(d)	(1.97)%	13.09%	15.98%	(10.16)%	6.42%

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$3,948		$4,355	$10,083	$13,524	$18,368	$16,633

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recouped (b)	1.78	%(e)	1.70%	1.63%	1.57%	1.56%	1.68%
After fees waived and expenses absorbed/recouped (b)	1.30	%(e)	1.30%	1.37%	1.57%	1.65%	1.65%

Ratio of net investment income:
Before fees waived and expenses absorbed/recouped (b) (c)	0.18	%(e)	0.39%	0.60%	0.99%	0.67%	0.72%
After fees waived and expenses absorbed/recouped (b) (c)	0.66	%(e)	0.79%	0.86%	1.00%	0.58%	0.75%

Portfolio turnover rate	41	%(d)	68%	126%	79%	144%	80%

(a)

Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends. Had the Adviser not waived fees/reimbursed expenses, total returns would have been lower.

(b)	These ratios exclude the impact of the expenses of the underlying investment companies in which the Fund invests.
(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(d)	Not annualized.
(e)	Annualized.

The accompanying notes are an integral part of these financial statements.

STRINGER FUNDS
FINANCIAL HIGHLIGHTS

SEMI-ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding, total return ratios to average net assets and other supplemental data for the years/period indicated.

	Stringer
	Growth Fund

	Class C
	For the Six Month Period Ended August 31, 2019		For the Year Ended February 28, 2019	For the Year Ended February 28, 2018	For the Year Ended February 28, 2017	For the Year Ended February 29, 2016	For the Year Ended February 28, 2015
	(Unaudited)

Net Asset Value, Beginning of Year/Period	$11.19		$12.55	$11.92	$10.36	$11.94	$11.37

Investment Operations:
Net investment income (loss)	0.00	(a)	0.00 (a)	0.01	0.01	(0.01)	0.00 (a)
Net realized and unrealized gain (loss) on investments	0.39		(0.43)	1.46	1.55	(1.26)	0.63
Total from investment operations	0.39		(0.43)	1.47	1.56	(1.27)	0.63

Distributions:
From net investment income	—		—	(0.02)	(0.00) (b)	—	(0.02)
From net realized capital gains	—		(0.93)	(0.82)	—	(0.31)	(0.04)
Total distributions	—		(0.93)	(0.84)	—	(0.31)	(0.06)

Net Asset Value, End of Year/Period	$11.58		$11.19	$12.55	$11.92	$10.36	$11.94

Total Return (c)	3.49%	(f)	(2.68)%	12.27%	15.08%	(10.80)%	5.54%

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$9,679		$11,094	$14,648	$15,582	$20,373	$16,157

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recouped (d)	2.53	%(g)	2.45%	2.38%	2.32%	2.31%	2.43%
After fees waived and expenses absorbed/recouped (d)	2.05	%(g)	2.05%	2.12%	2.32%	2.40%	2.40%

Ratio of net investment income (loss):
Before fees waived and expenses absorbed/recouped (d) (e)	(0.49)	%(g)	(0.33)%	(0.15)%	0.24%	(0.08)%	(0.03)%
After fees waived and expenses absorbed/recouped (d) (e)	(0.01)	%(g)	0.07%	0.11%	0.25%	(0.17)%	0.00%

Portfolio turnover rate	41	%(f)	68%	126%	79%	144%	80%

(a)

Net investment loss per share was less than $0.01 per share during the six month period ended August 31, 2019.  Net investment income per share was less than $0.01 per share for the years ended February 28, 2019 and February 28, 2015.

(b)	Net investment income distribution was less than $0.01 per share for the year ended February 28, 2017.
(c)

Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends. Had the Adviser not waived fees/reimbursed expenses, total returns would have been lower.

(d)	These ratios exclude the impact of the expenses of the underlying investment companies in which the Fund invests.
(e)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f)	Not annualized.
(g)	Annualized.

The accompanying notes are an integral part of these financial statements.

STRINGER FUNDS
FINANCIAL HIGHLIGHTS
SEMI-ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding, total return ratios to average net assets and other supplemental data for the years/period indicated.

	Stringer
	Growth Fund

	Institutional Class
	For the Six Month Period Ended August 31, 2019		For the Year Ended February 28, 2019	For the Year Ended February 28, 2018	For the Year Ended February 28, 2017	For the Year Ended February 29, 2016	For the Year Ended February 28, 2015
	(Unaudited)

Net Asset Value, Beginning of Year/Period	$11.29		$12.68	$12.04	$10.48	$12.05	$11.44

Investment Operations:
Net investment income	0.06		0.14	0.15	0.14	0.09	0.08
Net realized and unrealized gain (loss) on investments	0.37		(0.46)	1.46	1.56	(1.26)	0.67
Total from investment operations	0.43		(0.32)	1.61	1.70	(1.17)	0.75

Distributions:
From net investment income	—		(0.14)	(0.15)	(0.14)	(0.09)	(0.10)
From net realized capital gains	—		(0.93)	(0.82)	—	(0.31)	(0.04)
Total distributions	—		(1.07)	(0.97)	(0.14)	(0.40)	(0.14)

Net Asset Value, End of Year/Period	$11.72		$11.29	$12.68	$12.04	$10.48	$12.05

Total Return (a)	3.81	%(d)	(1.69)%	13.35%	16.25%	(9.88)%	6.63%

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$16,219		$15,485	$16,664	$15,348	$14,167	$17,034

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recouped (b)	1.53	%(e)	1.45%	1.38%	1.32%	1.31%	1.43%
After fees waived and expenses absorbed/recouped (b)	1.05	%(e)	1.05%	1.12%	1.32%	1.40%	1.40%

Ratio of net investment income:
Before fees waived and expenses absorbed/recouped (b) (c)	0.50	%(e)	0.79%	0.85%	1.24%	0.92%	0.97%
After fees waived and expenses absorbed/recouped (b) (c)	0.98	%(e)	1.19%	1.11%	1.25%	0.83%	1.00%

Portfolio turnover rate	41	%(d)	68%	126%	79%	144%	80%

(a)

Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends. Had the Adviser not waived fees/reimbursed expenses, total returns would have been lower.

(b)	These ratios exclude the impact of the expenses of the underlying investment companies in which the Fund invests.
(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(d)	Not annualized.
(e)	Annualized.

The accompanying notes are an integral part of these financial statements.

Stringer Funds	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

August 31, 2019 (Unaudited)

1.            ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Stringer Growth Fund (the “Fund”) is a series of 360 Funds (the “Trust”). The Trust was organized on February 24, 2005 as a Delaware statutory trust. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Fund is a diversified fund. The Fund’s investment objective is long-term growth of capital. The Fund’s investment adviser is Stringer Asset Management, LLC (the “Adviser”). The Fund offers three classes of shares, Class A, Class C and Institutional Class shares. Each class of shares commenced operations on March 27, 2013. Each class differs as to sales and redemption charges and ongoing fees. Income and realized/unrealized gains or losses are allocated to each class based on relative share balances.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.  The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

a)            Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 2.

b)           Exchange-Traded Funds – The Fund may invest in Exchange-Traded Funds (“ETFs”). ETFs are registered investment companies and incur fees and expenses such as operating expenses, licensing fees, registration fees, trustees fees, and marketing expenses, and ETF shareholders, such as the Fund, pay their proportionate share of these expenses. Your cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs. By investing in the Fund, you will indirectly bear fees and expenses charged by the underlying ETFs in which the Fund invests in addition to the Fund’s direct fees and expenses.

c)          Federal Income Taxes – The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

As of and during the six month period ended August 31, 2019, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to unrecognized tax liability as income tax expense in the Statement of Operations. During the six month period ended August 31, 2019, the Fund did not incur any interest or penalties. The Fund identifies its major tax jurisdictions as U.S. Federal and Delaware State.   As required by accounting principles generally accepted in the United States of America (“GAAP”), ASC 740, management has analyzed the Fund’s tax positions taken on Federal income tax returns for all open tax years (tax years ended 2016, 2017, 2018 and 2019) and for the six month period ended August 31, 2019 and has concluded that no provision for income tax is required in these financial statements.

d)           Distributions to Shareholders – Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. GAAP requires that permanent financial reporting differences relating to shareholder distributions be reclassified to paid-in beneficial interest. There were no reclassifications necessary for the six month period ended August 31, 2019.

e)            Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

f)             Other – Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Stringer Funds	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

August 31, 2019 (Unaudited)

1.            ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

g)            Contingent Deferred Sales Charges – For initial purchases of Class A shares of the Fund of $1 million or more, a broker-dealer’s commission (equal to 1.00% of such purchases over $1 million) may be paid by the Adviser to participating unaffiliated broker- dealers through whom such purchases are effected. A contingent deferred sales charge (“CDSC”) may be imposed upon certain redemptions of Class A shares purchased at net asset value in amounts totaling $1 million or more if the dealer’s commission described above was paid by the Adviser and the shares are redeemed within one year from the date of purchase. The Adviser may advance a commission to a dealer that sells such Class A shares and any CDSC will be reimbursed to the Adviser and will be equal to 1.00% of the lesser of (1) the net asset value at the time of purchase of the Class A shares being redeemed; or (2) the net asset value of such shares at the time of redemption. There were no CDSC Fees from Class A redemptions reimbursed to the Adviser during the six month period ended August 31, 2019.

For initial purchases of Class C shares of the Fund, a broker-dealer’s commission (equal to 1.00% of such purchases) may be paid by the Adviser to participating unaffiliated broker-dealers through whom such purchases are effected. A CDSC of 1.00% may be imposed on certain redemptions of Class C shares that are redeemed within one year from the date of purchase. The Adviser may advance a commission to a dealer that sells Class C shares and any CDSC will be reimbursed to the Adviser and will be a percentage of the dollar amount of shares redeemed and will be assessed on an amount equal to the net asset value at the time of purchase of the Class C shares being redeemed. During the six month period ended August 31, 2019, CDSC Fees paid from Class C redemptions of $436 were reimbursed to the Adviser by the Fund.

2.            SECURITIES VALUATIONS

Processes and Structure

The Fund’s Board of Trustees has adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
●

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

●

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Stringer Funds	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

August 31, 2019 (Unaudited)

2.	SECURITIES VALUATIONS (continued)

Fair Value Measurements

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock and ETFs) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, ETFs, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Money market funds – Money market funds are valued at their net asset value of $1.00 per share and are categorized as Level 1.

The following table summarizes the inputs used to value the Fund’s assets and liabilities measured at fair value as of August 31, 2019.

Growth Fund

Financial Instruments – Assets

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Exchange-Traded Funds (2)	$29,686,914	$—	$—	$29,686,914
Short Term Investments	184,720	—	—	184,720
Total Assets	$29,871,634	$—	$—	$29,871,634

(1)              As of and during the six month period ended August 31, 2019, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(2)              All ETFs held in the Funds are Level 1 securities. For a detailed break-out of ETFs by investment type, please refer to the Schedules of Investments.

During the six month period ended August 31, 2019, no securities were valued using alternative procedures approved by the Board of Trustees.

3.            BENEFICIAL INTEREST TRANSACTIONS

Transactions in shares of beneficial interest for the Fund for the six month period ended August 31, 2019 were as follows:

	Sold	Redeemed	Reinvested	Net Increase (Decrease)

Class A
Shares	895,050	(943,595)	—	(48,545)
Value	$10,026,479	$(10,672,700)	$—	$(646,221)
Class C
Shares	808,483	(963,718)	—	(155,235)
Value	$9,136,084	$(10,811,993)	$—	$(1,675,909)
Institutional Class
Shares	204,386	(192,839)	—	11,547
Value	$2,333,461	$(2,232,938)	$—	$100,523

Stringer Funds	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

August 31, 2019 (Unaudited)

3.            BENEFICIAL INTEREST TRANSACTIONS (continued)

Transactions in shares of beneficial interest for the Fund for the year ended February 28, 2019 were as follows:

	Sold	Redeemed	Reinvested	Net Increase (Decrease)

Class A
Shares	55,872	(504,676)	37,727	(411,077)
Value	$703,755	$(6,185,780)	$387,837	$(5,094,188)
Class C
Shares	44,294	(303,879)	84,037	(175,548)
Value	$529,776	$(3,659,093)	$858,014	$(2,271,303)
Institutional Class
Shares	503,760	(576,743)	130,851	57,868
Value	$6,093,358	$(6,432,802)	$1,345,144	$1,005,700

4.	INVESTMENT TRANSACTIONS

For the six month period ended August 31, 2019, aggregate purchases and sales of investment securities (excluding short-term investments) for the Fund were as follows:

Purchases	Sales
$12,338,155	$14,213,760

There were no government securities purchased or sold during the year.

5.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

The Fund has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser.  Pursuant to the Advisory Agreement, the Adviser manages the operations of the Fund and manages the Fund’s investments in accordance with the stated policies of the Fund. As compensation for the investment advisory services provided to the Fund, the Adviser will receive a monthly management fee equal to an annual rate of 0.95% of the Fund’s net assets.

The Adviser has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund’s annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, acquired funds fees and expenses, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, interest and dividend expense on securities sold short, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended (the “1940 Act”)) to not more than 1.05% until and through at least June 30, 2020.  The current contractual agreement cannot be terminated prior to at least one year after the effective date without the Board of Trustees’ approval. Please see the table below for information regarding the management fees earned, fee waivers and recoupments, and expenses reimbursed during the six month period ended August 31, 2019, as well as amounts due to (from) the Adviser at August 31, 2019.

Management fees earned	$146,463
Fees waived and expenses reimbursed	74,282
Fees recouped	—
Payable to (Due from) Adviser	(12,578)

Stringer Funds	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

August 31, 2019 (Unaudited)

5.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS (continued)

If, at any time, the annualized expenses of the Fund is less than the annualized expense limitation ratio, the Fund would reimburse the Adviser for any fees previously waived and/or expenses previously assumed; provided, however, that repayment would be payable only to the extent that it (a) can be made during the three (3) years following the time at which the Adviser waived fees or assumed expenses for the Fund, and (b) can be repaid without causing the expenses of the Fund to exceed the annualized expense limitation ratio.  The amounts subject to repayment by the Fund, pursuant to the aforementioned conditions, are as follows:

February 29, 2020	February 28, 2021	February 28, 2022	February 28, 2023	Totals
$9,539	$112,166	$146,343	$74,282	$342,330

The Fund has entered into an Investment Company Services Agreement (“ICSA”) with M3Sixty Administration, LLC (“M3Sixty”). Pursuant to the ICSA, M3Sixty will provide day-to-day operational services to the Fund including, but not limited to: (a) Fund accounting services; (b) financial statement preparation; (c) valuation of the Fund’s portfolio securities; (d) pricing the Fund’s shares; (e) assistance in preparing tax returns; (f) preparation and filing of required regulatory reports; (g) communications with shareholders; (h) coordination of Board and shareholder meetings; (i) monitoring the Fund’s legal compliance; and (j) maintaining shareholder account records.

For the six month period ended August 31, 2019, the Fund accrued servicing fees, including out of pocket expenses, and have amounts payable to M3Sixty as follows.

Service fees accrued	$38,398
Service fees payable	2,734

Certain officers and a Trustee of the Fund are also employees of M3Sixty.

The Fund has entered into a Distribution Agreement with Matrix 360 Distributors, LLC (“M3SixtyD”). Pursuant to the Distribution Agreement, M3SixtyD provides distribution services to the Fund. M3SixtyD serves as underwriter/distributor of the Fund.

M3SixtyD is an affiliate of M3Sixty.

The Fund has adopted a Distribution Plan (“Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940 for each class of shares. The Fund may expend up to 1.00% for Class C shares and up to 0.25% for Class A shares of the Fund’s average daily net assets annually to pay for any activity primarily intended to result in the sale of shares of the Fund and the servicing of shareholder accounts, provided that the Trustees have approved the category of expenses for which payment is being made.

The distribution plans for the Class A and Class C shares of the Fund took effect March 27, 2013. For the six month period ended August 31, 2019, the Fund accrued 12b-1 expenses attributable to Class A shares and Class C shares as follows.

Class A	Class C
$5,362	$50,889

6.            TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of the Fund’s investments at August 31, 2019 were as follows:

Cost	Gross Appreciation	Gross Depreciation	Net Appreciation
$27,201,721	$2,858,400	$(188,487)	$2,669,913

Stringer Funds	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

August 31, 2019 (Unaudited)

6.            TAX MATTERS (continued)

The Fund did not pay any distributions during the six month period ended August 31, 2019.

The tax character of distributions paid by the Fund during the fiscal year ended February 28, 2019 were as follows:

Long-Term Capital Gains	Ordinary Income
$1,869,555	$1,004,786

The Fund’s tax basis distributable earnings are determined only at the end of each fiscal year. As of February 28, 2019, the Fund’s most recent fiscal year end, the components of distributable earnings presented on an income tax basis were as follows:

Undistributed/ (Accumulated) Ordinary Income/(Loss)	Undistributed Long-Term Capital Gains/(Capital Loss Carryforwards)	Post-October Capital Losses & Post-December Ordinary Loss	Net Unrealized Appreciation	Total Distributable Earnings
$—	$—	$(443,434)	$1,825,109	$1,381,675

Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following fiscal year. The Fund’s carryforward losses, post-October losses and post-December losses are determined only at the end of each fiscal year. As of February 28, 2019, the Fund elected to defer net capital losses and net ordinary losses as indicated in the chart below:

Post-October Losses		Post-December Losses
Deferred	Utilized	Deferred	Utilized
$384,181	$—	$59,253	$91,033

7.            COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Trust may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

8.            RECENT ACCOUNTING PRONOUNCEMENTS

In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (ASU) No. 2018-13 “Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement” (“ASU 2018-13”) which includes amendments intended to improve the effectiveness of disclosures in the notes to financial statements. For example, ASU 2018-13 includes additional disclosures regarding the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements, and clarifications to the narrative description of measurement uncertainty disclosures. ASU 2018-13 is effective for interim and annual periods beginning after December 15, 2019. Management is currently evaluating the impact that ASU 2018- 13 will have on the Fund’s financial statements and related disclosures.

9.            SUBSEQUENT EVENTS

In accordance with GAAP, Management has evaluated the impact of all subsequent events of the Fund through the date the financial statements were issued, and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

Stringer Funds	SEMI-ANNUAL REPORT

ADDITIONAL INFORMATION

August 31, 2019 (Unaudited)

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-244-6235; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available without charge, upon request, by calling 1-877-244-6235; and on the Commission’s website at http://www.sec.gov.

Shareholder Tax Information - For the six month period ended August 31, 2019, the Fund did not pay any distributions. Tax information is reported from the Fund’s fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2020 to determine the calendar year amounts to be included on their 2019 tax returns. Shareholders should consult their own tax advisors.

Stringer Funds	SEMI-ANNUAL REPORT
ADDITIONAL INFORMATION
August 31, 2019

BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS - (Unaudited)

The Trustees are responsible for the management and supervision of the Funds. The Trustees approve all significant agreements between the Trust, on behalf of the Funds, and those companies that furnish services to the Funds; review performance of the Funds; and oversee activities of the Funds. This section provides information about the persons who serve as Trustees and Officers to the Trust and Funds, respectively, as well as the entities that provide services to the Funds. The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling (877) 244-6235.

Trustees and Officers.  Following are the Trustees and Officers of the Trust, their age and address, their present position with the Trust or the Funds, and their principal occupation during the past five years. Each of the Trustees of the Trust will generally hold office indefinitely. The Officers of the Trust will hold office indefinitely, except that: (1) any Officer may resign or retire and (2) any Officer may be removed any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal. In case a vacancy or an anticipated vacancy on the Board of Trustees shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act. Those Trustees who are “interested persons” (as defined in the 1940 Act) by virtue of their affiliation with either the Trust or the Adviser, are indicated in the table. The address of each trustee and officer is 4300 Shawnee Mission Parkway, Suite 100, Fairway, KS 66205.

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Series Overseen	Other Directorships During Past 5 Years
Independent Trustees
Arthur Q. Falk YOB : 1937	Trustee	Since 2011	Retired. President, Murray Hill Financial Marketing, (financial marketing consultant) (1990-2012).	Ten	None
Tom M. Wirtshafter YOB : 1954	Trustee	Since 2011	Senior Vice President, American Portfolios Financial Services, (broker-dealer), American Portfolios Advisors (investment adviser) (2009-Present).	Ten	None
Gary W. DiCenzo YOB: 1962	Trustee and Independent Chairman	Since 2014 Since 2019	Chief Executive Officer, Cognios Capital (investment management firm) (2015-present); President and CEO, IMC Group, LLC (asset management firm consultant) (2010-2015).	Ten	FNEX Ventures (2018-present)
Steven D. Poppen YOB : 1968	Trustee	Since 2018	Executive Vice President and Chief Financial Officer, Minnesota Vikings (professional sports organization) (1999-present).	Ten	M3Sixty Funds Trust (3 portfolios) (2015 – present); FNEX Ventures (2018- present)
Thomas J. Schmidt YOB: 1963	Trustee	Since 2018	Principal, Tom Schmidt & Associates Consulting, LLC (2015-Present); Vice President of the Mutual Fund and Alternative Investment Full Service Transfer Agent (1986-2014).	Ten	FNEX Ventures (2018-present)
Interested Trustee*
Randall K. Linscott YOB: 1971	President	Since 2013

Chief Executive Officer, M3Sixty Administration, LLC (2013 – present); Chief Operating Officer, M3Sixty Administration LLC (2011-2013); Division Vice President, Boston Financial Data Services, (2005-2011).

				Ten	M3Sixty Funds Trust (3 portfolios) (2015 – present)

* The Interested Trustee is an Interested Trustee because he is an officer and principal owner of the Administrator.

Stringer Funds	SEMI-ANNUAL REPORT
ADDITIONAL INFORMATION
August 31, 2019

BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS - (Unaudited)(continued)

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Series Overseen	Other Directorships During Past 5 Years
Officers
Andras P. Teleki YOB: 1971	Chief Compliance Officer and Secretary	Since 2015

Chief Legal Officer, M3Sixty Administration, LLC, M3Sixty Holdings, LLC, Matrix 360 Distributors, LLC and M3Sixty Advisors, LLC (2015-present); Chief Compliance Officer and Secretary, M3Sixty Funds Trust (2016-present); Chief Compliance Officer and Secretary, WP Trust (2016-present); Secretary and Assistant Treasurer, Capital Management Investment Trust (2015); Partner, K&L Gates (2009-2015).

				N/A	N/A
Brandon J. Byrd YOB: 1981	Assistant Secretary and Anti-Money Laundering Officer	Since 2013

Chief Operating Officer, M3Sixty Administration, LLC (2013-present); Anti-Money Laundering Compliance Officer, Monteagle Funds (2015-2016); Division Manager - Client Service Officer, Boston Financial Data Services (mutual find service provider) (2010-2012).

				N/A	N/A
	Vice President	Since 2018
Larry E. Beaver, Jr.** YOB: 1969	Assistant Treasurer	Since 2017

Fund Accounting, Administration and Tax Officer, M3Sixty Administration, LLC (2017-Present); Director of Fund Accounting & Administration, M3Sixty Administration, LLC (2005-2017); Chief Accounting Officer, Amidex Funds, Inc. (2003-Present); Assistant Treasurer, Capital Management Investment Trust (July 2017-Present); Assistant Treasurer, M3Sixty Funds Trust (July 2017-Present; Assistant Treasurer, WP Funds Trust (July 2017-Present); Treasurer and Assistant Secretary, Capital Management Investment Trust (2008-July 2017); Treasurer, 360 Funds Trust (2007-2017); Treasurer, M3Sixty Funds Trust (2015-July 2017); Treasurer, WP Trust (2015-July 2017); Treasurer and Chief Financial Officer, Monteagle Funds (2008-2016).

				N/A	N/A
John H. Lively YOB: 1969	Assistant Secretary	Since 2017	Attorney, Practus, LLP (law firm) (2010-present).	N/A	N/A
Ted L. Akins YOB: 1974	Assistant Secretary	Since 2018	Vice President of Operations, M3Sixty Administration, LLC (2012-present).	N/A	N/A

** Effective December 28, 2018, Larry E. Beaver, Jr. was assigned as Interim Treasurer until a new Treasurer is appointed by the Board.

Stringer Funds	SEMI-ANNUAL REPORT
ADDITIONAL INFORMATION
August 31, 2019

BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS - (Unaudited)(continued)

Remuneration Paid to Trustees and Officers - Officers of the Trust and Trustees who are “interested persons” of the Trust or the Adviser will receive no salary or fees from the Trust. Each Trustee who is not an “interested person” receives a fee of $1,500 each year plus $200 per Board or committee meeting attended from each Fund. The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings. The Trust reimburses each Trustee and officer for their travel and other expenses relating to attendance at such meetings.

Name of Trustee[1]	Aggregate Compensation From the Fund[2]	Pension or Retirement Benefits Accrued As Part of Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Fund Paid to Trustees[2]
Independent Trustees
Arthur Q. Falk	$1,579	None	None	$1,579
Tom M. Wirtshafter	$1,579	None	None	$1,579
Gary W. DiCenzo	$1,579	None	None	$1,579
Steven D. Poppen	$1,579	None	None	$1,579
Thomas J. Schmidt	$1,579	None	None	$1,579
Interested Trustees
Randall K. Linscott	None	Not Applicable	Not Applicable	None

1 Each of the Trustees serves as a Trustee to the ten series of the Trust.

2 Figures are for the six month period ended August 31, 2019.

Stringer Funds	SEMI-ANNUAL REPORT
August 31, 2019

Information About Your Fund’s Expenses - (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as the sales charge (load) imposed on certain subscriptions and the contingent deferred sales charge (“CDSC”) imposed on certain short-term redemptions; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first section of the table provides information about actual account values and actual expenses (relating to the example $1,000 investment made at the beginning of the period). You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), CDSC fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Fund’s prospectus.

Expenses and Value of a $1,000 Investment for the period from 03/01/19 through 08/31/19

	Beginning Account Value (03/01/2019)	Annualized Expense Ratio for the Period	Ending Account Value (08/31/2019)	Expenses Paid During Period (a)
Actual Fund Return (in parentheses)
Class A (+3.72%)	$1,000.00	1.30%	$1,037.20	$6.66
Class C (+3.49%)	$1,000.00	2.05%	$1,034.90	$10.49
Institutional Class (+3.81%)	$1,000.00	1.05%	$1,038.10	$5.38
Hypothetical 5% Fund Return
Class A	$1,000.00	1.30%	$1,018.60	$6.60
Class C	$1,000.00	2.05%	$1,014.80	$10.38
Institutional Class	$1,000.00	1.05%	$1,019.90	$5.33

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

Stringer Funds	SEMI-ANNUAL REPORT
August 31, 2019

Information About Your Fund’s Expenses - (Unaudited)(continued)

For more information on Fund expenses, please refer to the Fund’s prospectus, which can be obtained from your investment representative or by calling 1-877-244-6235. Please read it carefully before you invest or send money.

Total Fund operating expense ratios as stated in the current Funds’ prospectuses dated June 28, 2019 for the Funds were as follows:
Stringer Growth Fund Class A, gross of fee waivers or expense reimbursements	1.96%
Stringer Growth Fund Class A, after waiver and reimbursement*	1.56%
Stringer Growth Fund Class C, gross of fee waivers or expense reimbursements	2.71%
Stringer Growth Fund Class C, after waiver and reimbursement*	2.31%
Stringer Growth Fund Institutional Class, gross of fee waivers or expense reimbursements	1.71%
Stringer Growth Fund Institutional Class, after waiver and reimbursement*	1.31%

* Stringer Asset Management, LLC (the “Adviser”) entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund’s annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, acquired funds fees and expenses, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, interest and dividend expense on securities sold short, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended (the “1940 Act”)) to not more than 1.05% until and through at least June 30, 2020. Subject to approval by the Fund’s Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within the three fiscal years following the year in which such waiver occurred, if the Fund is able to make the payment without exceeding the 1.05% expense limitation. The current contractual agreement cannot be terminated prior to at least one year after the effective date without the Board of Trustees’ approval.  Total Gross Operating Expenses (Annualized) during the six month period ended August 31, 2019 were 1.78%, 2.53% and 1.53% for the Class A, Class C and Institutional Class shares, respectively.  Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 5) sections of this report for gross and net expense related disclosures during the six month period ended August 31, 2019.

360 FUNDS

4300 Shawnee Mission Parkway

Suite 100

Fairway, KS 66205

INVESTMENT ADVISER

Stringer Asset Management, LLC

5050 Poplar Avenue

Suite 1103

Memphis, TN 38157

ADMINISTRATOR & TRANSFER AGENT

M3Sixty Administration, LLC

4300 Shawnee Mission Parkway

Suite 100

Fairway, KS 66205

DISTRIBUTOR

Matrix 360 Distributors, LLC

4300 Shawnee Mission Parkway

Suite 100

Fairway, KS 66205

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street

3rd Floor

Philadelphia, PA 19103

LEGAL COUNSEL

Practus, LLP

11300 Tomahawk Creek Parkway

Suite 310

Leawood, KS 66211

CUSTODIAN BANK

Fifth Third Bank

Fifth Third Center
38 Fountain Square Plaza
Cincinnati, OH 45263

ITEM 2.	CODE OF ETHICS.

Not applicable at this time.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.	INVESTMENTS

Included in the Semi-Annual report to Shareholders filed under item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant, the Fund is an open-end management investment company.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant, the Fund is an open-end management investment company.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant, the Fund is an open-end management investment company.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant, the Fund is an open-end management investment company.

ITEM 13.	EXHIBITS.

(1)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(2)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

360 Funds

/s/ Randy Linscott
By: Randy Linscott
Principal Executive Officer,
Date: November 7, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Randy Linscott
By: Randy Linscott
Principal Executive Officer
Date: November 7, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Larry E. Beaver, Jr.
By Larry E. Beaver, Jr.
Assistant Treasurer and Acting Principal Financial Officer
Date: November 7, 2019